Insurance Proceeds (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Advance insurance proceeds				$ 10.0
Insurance Recoveries	3.0	17.3	20.2
Proceeds from Insurance Settlement	$ 10.2